Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 99.8%
		Basic Materials - 3.2%
27,440		Celanese Corporation	$4,611,566
40,866		Eastman Chemical Company	4,941,108
30,875		PPG Industries, Inc.	5,324,085
45,458		Westlake Chemical Corporation	4,415,336
			19,292,095
		Communications - 7.9%
46,408		Arista Networks, Inc. (a)	6,671,150
182,956		Cisco Systems, Inc.	11,593,922
182,949		Comcast Corporation - Class A	9,207,823
19,115		F5, Inc. (a)	4,677,632
56,352		GoDaddy, Inc. - Class A (a)	4,782,031
30,930		Meta Platforms, Inc. - Class A (a)	10,403,305
			47,335,863
		Consumer, Cyclical - 15.5%
18,886		Advance Auto Parts, Inc.	4,530,374
2,639		AutoZone, Inc. (a)	5,532,373
92,325		BorgWarner, Inc.	4,161,088
20,560		Cummins, Inc.	4,484,958
10,379		Deckers Outdoor Corporation (a)	3,801,931
44,137		Hasbro, Inc.	4,492,264
32,605		Home Depot, Inc.	13,531,401
25,056		Lear Corporation	4,583,995
80,844		LKQ Corporation	4,853,065
34,920		Lowe’s Companies, Inc.	9,026,122
7,161		O’Reilly Automotive, Inc. (a)	5,057,313
56,079		PACCAR, Inc.	4,949,533
31,877		Polaris, Inc.	3,503,601
40,225		Ross Stores, Inc.	4,596,913
78,932		TJX Companies, Inc.	5,992,517
22,314		Williams-Sonoma, Inc.	3,773,967
10,244		WW Grainger, Inc.	5,308,851
			92,180,266
		Consumer, Non-cyclical - 32.3% (b)
126,788		AbbVie, Inc.	17,167,095
37,471		Amgen, Inc.	8,429,851
17,931		Anthem, Inc.	8,311,736
25,547		Automatic Data Processing, Inc.	6,299,379
20,727		Becton Dickinson and Company	5,212,426
17,947		Biogen, Inc. (a)	4,305,844
48,777		Booz Allen Hamilton Holding Corporation	4,135,802
48,254		Church & Dwight Company, Inc.	4,946,035
36,740		Cigna Corporation	8,436,606
64,434		Colgate-Palmolive Company	5,498,798
53,632		Darling Ingredients, Inc. (a)	3,716,161
15,750		FleetCor Technologies, Inc. (a)	3,525,480
24,026		HCA Healthcare, Inc.	6,172,760
51,473		Henry Schein, Inc. (a)	3,990,702
37,398		Horizon Therapeutics plc (a)	4,030,008
15,322		ICON plc (a)	4,745,223
33,089		J.M. Smucker Company	4,494,148
92,058		Johnson & Johnson	15,748,362
15,277		Laboratory Corporation of America Holdings (a)	4,800,186
26,721		McKesson Corporation	6,642,039
87,381		Philip Morris International, Inc.	8,301,195
72,963		Procter & Gamble Company	11,935,287
8,956		Regeneron Pharmaceuticals, Inc. (a)	5,655,893
37,938		Robert Half International, Inc.	4,230,846
58,127		Tyson Foods, Inc. - Class A	5,066,349
12,033		United Rentals, Inc. (a)	3,998,446
33,921		UnitedHealth Group, Inc.	17,033,091
25,728		Vertex Pharmaceuticals, Inc. (a)	5,649,869
			192,479,617
		Energy - 0.9%
48,495		Diamondback Energy, Inc.	5,230,186
		Financial - 3.6%
29,156		Arthur J. Gallagher & Company	4,946,899
7,164		BlackRock, Inc.	6,559,072
70,919		Brown & Brown, Inc.	4,984,187
43,653		CBRE Group, Inc. - Class A (a)	4,736,787
			21,226,945
		Industrial - 19.1%
35,877		3M Company	6,372,831
62,189		A.O. Smith Corporation	5,338,926
28,860		Allegion plc	3,822,219
44,709		CH Robinson Worldwide, Inc.	4,812,030
176,006		CSX Corporation	6,617,826
33,559		Expeditors International of Washington, Inc.	4,506,638
43,340		Fortune Brands Home & Security, Inc.	4,633,046
26,061		General Dynamics Corporation	5,432,937
62,972		II-VI, Inc. (a)	4,302,877
23,512		Illinois Tool Works, Inc.	5,802,762
78,935		Ingersoll Rand, Inc.	4,883,708
75,164		Knight-Swift Transportation Holdings, Inc.	4,580,494
19,578		Lockheed Martin Corporation	6,958,217
22,303		Middleby Corporation (a)	4,388,338
14,066		Northrop Grumman Corporation	5,444,527
47,279		Owens Corning	4,278,749
16,496		Parker-Hannifin Corporation	5,247,707
19,203		Snap-on, Inc.	4,135,942
25,263		Stanley Black & Decker, Inc.	4,765,107
18,231		TopBuild Corporation (a)	5,030,115
33,310		Union Pacific Corporation	8,391,788
84,341		WestRock Company	3,741,367
			113,488,151
		Technology - 17.3%
22,350		Accenture plc - Class A	9,265,193
63,918		Activision Blizzard, Inc.	4,252,465
51,148		Amdocs, Ltd.	3,827,916
18,010		Broadcom, Inc.	11,984,034
56,738		Cerner Corporation	5,269,258
36,148		Citrix Systems, Inc.	3,419,239
60,429		Cognizant Technology Solutions Corporation - Class A	5,361,261
44,451		Fidelity National Information Services, Inc.	4,851,827
148,175		Intel Corporation	7,631,013
14,067		KLA Corporation	6,050,357
9,567		Lam Research Corporation	6,880,108
58,733		Microchip Technology, Inc.	5,113,295
79,702		Micron Technology, Inc.	7,424,241
45,242		NetApp, Inc.	4,161,812
25,245		Qorvo, Inc. (a)	3,948,066
25,160		Skyworks Solutions, Inc.	3,903,322
60,482		SS&C Technologies Holdings, Inc.	4,958,314
39,314		VMware, Inc. - Class A	4,555,706
			102,857,427
		TOTAL COMMON STOCKS (Cost $523,215,800)	594,090,550

		SHORT-TERM INVESTMENTS - 0.2%
1,417,624		First American Government Obligations Fund - Class X, 0.03% (c)	1,417,624
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,417,624)	1,417,624
		TOTAL INVESTMENTS - 100.0% (Cost $524,633,424)	595,508,174
		Other Assets in Excess of Liabilities - 0.0% (d)	213,945
		NET ASSETS - 100.0%	$595,722,119

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Rate shown is the annualized seven-day yield as of December 31, 2021.
	(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$594,090,550	$-	$-	$594,090,550
Short-Term Investments	1,417,624	-	-	1,417,624
Total Investments in Securities	$595,508,174	$-	$-	$595,508,174
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2021, the Fund did not recognize any transfers to or from Level 3.